STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 01, 2024	Jun. 07, 2024	Mar. 11, 2024	Feb. 24, 2023	Oct. 31, 2022	Dec. 30, 2021	Aug. 12, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock par value								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized								100,000,000			100,000,000		100,000,000	100,000,000
Preferred stock par value								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized								10,000,000			10,000,000		10,000,000	10,000,000
Voting rights											Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.		Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.
Warrants exercisable price													$ 1.20
Warrants expire term													24 months
Proceeds from warrants exercise											$ 428,850		$ 347,310
Convert amount					$ 897,113										$ 20,000
Convert shares					2,392,301
Debt conversion price					$ 0.375
Issued date					Nov. 07, 2022
Weighted average life of warrants											1 year 3 months 14 days		1 year 9 months 14 days
Stock based compensation								$ 537,434		$ 538,107	$ 1,074,868	879,062	$ 1,960,694	988,471
Value of shares issued													9,999,475
Obligation to issue shares								$ 10,500	$ 38,850				$ 18,000
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						6,005,000
Stock based compensation, vesting						3 years					6 months		12 months
Stock based compensation						$ 2,965,413
Share price						$ 0.4938
Shares vested								4,003,333			4,003,333		4,003,333
Shares unvested								2,001,667			2,001,667		2,001,667
Shares not yet recognized								$ 496,936			$ 496,936		$ 988,471
Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				2,000,000							1,083,333		833,333
Stock based compensation, vesting													1 year 1 month 28 days
Stock based compensation				$ 1,400,000				175,000		$ 175,000	$ 350,000	$ 233,333	$ 583,333
Share price				$ 0.70
Shares not yet recognized								466,667			$ 466,667		$ 816,667
Number of shares committed to issue				2,000,000
Fair value of shares				$ 1,400,000
Unvested compensation related shares to be recognized period											8 months
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued											722,223		555,556
Stock based compensation, vesting													2 years 1 month 28 days
Stock based compensation				$ 1,400,000
Share price				$ 0.70
Shares not yet recognized								777,778			$ 777,778		$ 1,011,110
Number of shares committed to issue				2,000,000
Unvested compensation related shares to be recognized period											1 year 8 months 1 day
Subsequent Event [Member] | Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	250,000
Subsequent Event [Member] | Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	166,667
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		35,000									363,625		12,499,343
Shares issued													274,425
Total gross proceeds													$ 329,310
Deferred share issuance cost								2,686			$ 2,686		2,500
Proceeds from warrants exercise											436,350
Value of shares issued		$ 100,275											1,250
Shares issued price per share		$ 2.865
Obligation to issue shares
Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			81,950				5,750
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrants exercise											$ 3,600
Agent Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable price													$ 1.20
Warrants expire term													5 years
Share issuance costs of cash and agent warrants													$ 499,667
Share issuance costs													$ 98,206
Warrants issued													124,994
Expected life													5 years
Expected dividend yield
Agent Warrants [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Risk-free interest rate													4.49%
Expected share price volatility rate													214.00%
Agent Warrants [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Risk-free interest rate													4.57%
Expected share price volatility rate													216.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued													12,499,343
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrants exercise													$ 18,000
IPO [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrants exercise			$ 98,340				$ 6,900